                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2004
                                               ---------------------------------


Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
Address:  100 South Bedford Road, Suite 110
          Mt. Kisco, NY 10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

            /S/ DAVID SACHS         MT. KISCO, NEW YORK        OCTOBER 21, 2004
            ---------------         -------------------        -----------------
             [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                 -------------

Form 13F Information Table Entry Total:                32
                                                 -------------

Form 13F Information Table Value Total:            $ 204,602
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None

                                                         MARKET
                                                         VALUE                        PUT   INVESTMENT
NAME OF ISSUER                  TITLE OF CLASS CUSIP     * 1000 SHARES/PRN AMT SH/PRN /CALL DISCRETION MANAGERS SOLE    SHARED NONE
--------------                  -------------- -----     ------ -------------- ------ ----- ---------- -------- ----    ------ ----
BAXTER INTERNATIONAL INC        COMMON STOCK   071813109   6754         210000 SH           SOLE                 198800        11200
BIOGEN IDEC INC                 COMMON STOCK   09062X103   6117         100000 SH           SOLE                  94500         5500
BOISE CASCADE CORP              COMMON STOCK   097383103   6856         206000 SH           SOLE                 195000        11000
DST SYSTEMS INC-DEL             COMMON STOCK   233326107  10584         238000 SH           SOLE                 224200        13800
***DESARROLLADORA HOMEX S A DE  COMMON STOCK   25030W100   1677          81200 SH           SOLE                  81200
***DIAGEO PLC-SPONSORED ADR     COMMON STOCK   25243Q205  11397         226000 SH           SOLE                 212800        13200
FIRST ACCEPTANCE CORP           COMMON STOCK   318457108   7773        1087196 SH           SOLE                1035193        52003
***FOMENTO ECONOMICO MEXICANO   COMMON STOCK   344419106   6362         144000 SH           SOLE                 136200         7800
FOOT LOCKER INC                 COMMON STOCK   344849104   9089         383500 SH           SOLE                 361600        21900
IAC/INTERACTIVECORP             COMMON STOCK   44919P102   1830          83100 SH           SOLE                  83100
INTERMUNE INC                   COMMON STOCK   45884X103   4595         389739 SH           SOLE                 368976        20763
KROGER CO                       COMMON STOCK   501044101   1366          88000 SH           SOLE                  88000
L-3 COMMUNICATIONS HOLDINGS     COMMON STOCK   502424104   8335         124400 SH           SOLE                 124400
LIBERTY MEDIA CORP SER A NEW    COMMON STOCK   530718105   5968         684377 SH           SOLE                 657298        27079
LIBERTY MEDIA INTL INC          COMMON STOCK   530719103   3377         101219 SH           SOLE                  96389         4830
LOUDEYE CORPORATION             COMMON STOCK   545754103    755         699000 SH           SOLE                 649000        50000
LOWES CO INC                    COMMON STOCK   548661107   7354         135300 SH           SOLE                 128300         7000
NBTY INC                        COMMON STOCK   628782104   5114         237200 SH           SOLE                 223600        13600
OMNICARE INC                    COMMON STOCK   681904108   9350         329700 SH           SOLE                 312200        17500
PMI GROUP INC                   COMMON STOCK   69344M101   8364         206100 SH           SOLE                 195500        10600
PACIFICARE HEALTH SYSTEMS INC   COMMON STOCK   695112102   3259          88800 SH           SOLE                  84100         4700
PAXAR CORP                      COMMON STOCK   704227107  10639         469100 SH           SOLE                 443500        25600
PEP BOYS-MANNY MOE & JACK       COMMON STOCK   713278109   2972         212300 SH           SOLE                 200700        11600
PERFORMANCE FOOD GROUP CO       COMMON STOCK   713755106   4851         204670 SH           SOLE                 193400        11270
REWARDS NETWORK INC             COMMON STOCK   761557107   2678         401500 SH           SOLE                 378400        23100
SILGAN HOLDINGS INC             COMMON STOCK   827048109   5931         128102 SH           SOLE                 122602         5500
***SONY CORP-ADR NEW            COMMON STOCK   835699307   4612         134100 SH           SOLE                 127000         7100
SPORTS AUTHORITY INC            COMMON STOCK   84917U109   6960         300000 SH           SOLE                 283900        16100
TIFFANY & CO NEW                COMMON STOCK   886547108   7839         255000 SH           SOLE                 241200        13800
***TYCO INTERNATIONAL LTD       COMMON STOCK   902124106  19153         624700 SH           SOLE                 592000        32700
***WPP GROUP PLC-SPONSORED ADR  COMMON STOCK   929309300   2624          56200 SH           SOLE                  54300         1900
XEROX CORP                      COMMON STOCK   984121103  10067         715000 SH           SOLE                 676400        38600

                                                                                            No. of
                                                                                            Other
                                                         204602                             Managers          0